Consolidated Balance Sheets - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 2,605,000	$ 2,176,000
Restricted cash	$ 200,000	50,000
Accounts receivable, net		107,000
Inventory	$ 747,000	53,000
Prepaid expenses and other current assets	408,000	91,000
Total current assets	3,960,000	2,477,000
Property and equipment, net	3,426,000	755,000
Intangibles, net	28,000	34,000
Deposits and other long term assets	143,000	27,000
Total assets	7,557,000	3,293,000
Current liabilities:
Accounts payable	1,631,000	612,000
Accrued expenses	657,000	$ 456,000
Deferred revenues and customer advances	2,847,000
Accrued contract loss	$ 600,000
Accrued warranty expense		$ 242,000
Derivative liabilities	$ 2,510,000	$ 402,000
Convertible secured notes payable, net of discounts	4,110,000
Capital leases payable - short term	26,000	$ 19,000
Total current liabilities	12,379,000	1,731,000
Long term liabilities:
Capital lease payable - long term	14,000	30,000
Deposits	8,000	23,000
Total liabilities	$ 12,401,000	$ 1,784,000
Commitments and contingencies (Note 16)
Stockholders' equity (deficit):
Preferred stock, $0.0001 par value; authorized 50,000,000 shares; no shares outstanding at December 31, 2015 and December 31, 2014
Common stock, $0.0001 par value; authorized 200,000,000 shares; 3,089,160 and 2,282,120 shares outstanding at December 31, 2015 and December 31, 2014, respectively
Additional paid-in capital	$ 26,302,000	$ 19,548,000
Accumulated deficit	(31,146,000)	(18,039,000)
Total stockholders' equity (deficit)	(4,844,000)	1,509,000
Total liabilities and stockholders' equity (deficit)	$ 7,557,000	$ 3,293,000